Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenue		$ 7,646,739	$ 13,968,535	$ 7,874,886
Cost		(6,366,621)	(11,430,162)	(6,779,892)
Gross profit		1,280,118	2,538,373	1,094,994
Operating expenses:
Salaries and benefits (Note 13)		1,569,769	4,045,692	2,389,892
Depreciation and amortization		172,018	149,078	94,816
Selling, general and administrative		2,669,395	4,927,584	1,898,986
Share-based compensation		414,051	9,119,764
Total operating expenses		4,825,233	18,242,118	4,383,694
Other income:
Government incentives		30,751		27,892
Other income, net		130,558	81,759	47,448
Total other income, net		161,309	81,759	75,340
Loss before income tax expense		(3,383,806)	(15,621,986)	(3,213,360)
Income tax credit			19,194
Net loss		(3,383,806)	(15,602,792)	(3,213,360)
Other comprehensive income:
Foreign currency translation, net of income tax		163,030	139,230	396,262
Comprehensive loss		$ (3,220,776)	$ (15,463,562)	$ (2,817,098)
Net loss per share* (Note 16)
Basic	[1]	$ (3.82)	$ (18.09)	$ (5.04)
Diluted	[1]	$ (3.82)	$ (18.09)	$ (5.04)
Weighted average number of ordinary shares*
Basic	[1]	885,796	862,293	637,050
Diluted	[1]	885,796	862,293	637,050

[1]	Retroactively restated to give effect to a share consolidation at a ratio of 1:8 ordinary shares effective on February 28, 2025. Retroactively restated to give effect to a share consolidation at a ratio of 1:5 ordinary shares effective on September 25, 2025.